Provisions	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Provisions [text block]
19.	Provisions

	Decommis-
	sioning,		Restricted
	restoration	Deferred	share
	and similar	share units	units[1]
	liabilities	(note 24a )	(note 24a )	Other	Total
Balance, January 1, 2018	$200,041	$6,623	$19,409	$1,435	$227,508
Net additional provisions made	9,031	973	7,493	—	17,497
Amounts used	(188)	—	(6,435)	(770)	(7,393)
Unwinding of discount (note 6f)	4,684	—	—	—	4,684
Effect of change in discount rate	(462)	—	—	—	(462)
Effect of foreign exchange	(11,082)	(458)	(973)	(74)	(12,587)
Effect of change in share price	—	(2,850)	(7,293)	(180)	(10,323)

Balance, December 31, 2018	$202,024	$4,288	$12,201	$411	$218,924

[1] Certain amounts relating to the Arizona segment are capitalized.

Provisions are reflected in the consolidated balance sheets as follows:

	Decommis-
	sioning,			Restricted
	restoration	Deferred		share
	and similar	share units		units[1]
December 31, 2018	liabilities	(note 24a	)	(note 24a	)	Other	Total
Current (note 14)	$1,234	$4,288		$8,412		$342	$14,276
Non-current	200,790	—		3,789		69	204,648
	$202,024	$4,288		$12,201		$411	$218,924

	Decommis-
	sioning,
	restoration	Deferred		Restricted
	and similar	share units		share units[1]
	liabilities	(note 24a	)	(note 24a	)	Other	Total
Balance, January 1, 2017	$177,296	$3,933		$11,052		$1,788	$194,069
Net additional provisions made	6,485	868		7,327		202	14,882
Amounts used	(69)	(638)		(5,491)		(937)	(7,135)
Unwinding of discount (note 6f)	4,159	—		—		—	4,159
Effect of change in discount rate	2,658	—		—		—	2,658
Effect of foreign exchange	9,512	346		1,194		95	11,147
Effect of change in share price	—	2,114		5,327		287	7,728

Balance, December 31, 2017	$200,041	$6,623		$19,409		$1,435	$227,508

[1] Certain amounts relating to the Arizona segment are capitalized.

Provisions are reflected in the consolidated balance sheets as follows:

	Decommis-
	sioning,
	restoration	Deferred		Restricted
	and similar	share units		share units[1]
December 31, 2017	liabilities	(note 24a	)	(note 24a	)	Other	Total
Current (note 14)	$2,344	$6,623		$17,119		$1,284	$27,370
Non-current	197,697	—		2,290		151	200,138
	$200,041	$6,623		$19,409		$1,435	$227,508

	Decommis-
	sioning,
	restoration	Deferred		Restricted
	and similar	share units		share units[1]
January 1, 2017	liabilities	(note 24a	)	(note 24a	)	Other	Total
Current (note 14)	$1,054	$3,933		$8,451		$929	$14,367
Non-current	176,242	—		2,601		859	179,702
	$177,296	$3,933		$11,052		$1,788	$194,069

Decommissioning, restoration and similar liabilities are remeasured at each reporting date to reflect changes in discount rates, which can significantly affect the liabilities.

Decommissioning, restoration and similar liabilities

The Group's decommissioning, restoration and similar liabilities relate to the rehabilitation and closure of currently operating mines and metallurgical plants, development-phase properties and closed properties. The amount of the provision has been recorded based on estimates and assumptions that management believes are reasonable; however, actual decommissioning and restoration costs may differ from expectations.

During the year ended December 31, 2018 additional provisions were recognized as a result of increased mine activity footprints and the resulting higher disturbance at the Constancia operation.

During the year ended December 31, 2017 additional provisions were recognized as a result of an increased pit footprint, as per mine plan, at the Constancia operation.

The Group's decommissioning and restoration liabilities relate mainly to its Manitoba operations. Management anticipates that the assets in Flin Flon will be placed on care and maintenance once mining activities are completed at 777 mine in order to maintain optionality for restart should a new mine be found in the Flin Flon area. The majority of closure activities will occur once all mining activities in Manitoba are completed, which is currently anticipated in 2028. These provisions also reflect estimated post-closure cash flows that extend to 2099 for ongoing monitoring and water treatment requirements. Management anticipates most decommissioning and restoration activities for the Constancia operation will occur from 2035 to 2070, which include ongoing monitoring and water treatment requirements.

These estimates have been discounted to their present value at rates ranging from 1.80% to 3.02% per annum (2017 - 1.43% to 2.74%), using pre-tax risk-free interest rates that reflect the estimated maturity of each specific liability.